UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5586

Oppenheimer California Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2012

Item 1. Schedule of Investments.

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes–108.2%
California–101.1%
$ 100,000	Adelanto, CA Elementary School District Community Facilities District No. 1	4.900%	09/01/2014	$96,311
2,675,000	Adelanto, CA Elementary School District Community Facilities District No. 1	5.250	09/01/2026	2,208,239
7,310,000	Adelanto, CA Elementary School District Community Facilities District No. 1	5.350	09/01/2036	5,465,833
1,945,000	Adelanto, CA Elementary School District Community Facilities District No. 1	5.400	09/01/2036	1,464,877
55,000	Adelanto, CA Improvement Agency, Series B	5.500	12/01/2023	55,013
1,125,000	Adelanto, CA Public Utility Authority	6.750	07/01/2039	1,240,043
2,000,000	Agua Mansa, CA Industrial Growth Assoc. Special Tax	6.500	09/01/2033	2,049,780
1,640,000	Alhambra, CA (Atherton Baptist Homes)[1]	7.500	01/01/2030	1,818,629
1,000,000	Alhambra, CA (Atherton Baptist Homes)[1]	7.625	01/01/2040	1,105,350
25,000	Alvord, CA Unified School District Community Facilities District	5.875	09/01/2034	25,044
100,000	Alvord, CA Unified School District Community Facilities District Special Tax	4.500	09/01/2017	102,396
1,295,000	Alvord, CA Unified School District Community Facilities District Special Tax	5.000	09/01/2036	1,252,887
1,580,000	Alvord, CA Unified School District Community Facilities District Special Tax	5.000	09/01/2036	1,528,618
945,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.125	09/01/2031	977,215
955,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.125	09/01/2032	987,365
1,380,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)	6.250	09/01/2040	1,426,189
3,000,000	Anaheim, CA Public Financing Authority (Anaheim Electric System Distribution)[2]	5.250	10/01/2034	3,415,680
7,000,000	Anaheim, CA Public Financing Authority (Anaheim Electric System Distribution)[2]	5.250	10/01/2039	7,969,920
500,000	Arvin, CA Community Redevel. Agency	5.000	09/01/2025	500,880
2,435,000	Arvin, CA Community Redevel. Agency	5.125	09/01/2035	2,335,214
600,000	Arvin, CA Community Redevel. Agency Tax Allocation	6.500	09/01/2038	625,290
925,000	Azusa, CA Special Tax Community Facilities District No. 05-1	5.000	09/01/2021	935,221
955,000	Bakersfield, CA Improvement Bond Act 1915	5.000	09/02/2027	860,235
810,000	Bakersfield, CA Improvement Bond Act 1915	5.125	09/02/2026	812,754
465,000	Bakersfield, CA Improvement Bond Act 1915	5.350	09/02/2022	459,648
1,260,000	Bakersfield, CA Improvement Bond Act 1915	5.400	09/02/2025	1,223,800
1,630,000	Bakersfield, CA Improvement Bond Act 1915	7.375	09/02/2028	1,685,045
10,000,000	Bay Area CA Toll Authority (San Francisco Bay Area)[2]	5.250	12/01/2035	12,183,500
10,000,000	Bay Area CA Toll Authority (San Francisco Bay Area)[2]	5.500	04/01/2043	11,521,700
10,000,000	Bay Area CA Toll Authority (San Francisco Bay Area)[2]	5.625	04/01/2044	11,658,000
115,000	Beaumont, CA Financing Authority, Series A	5.125	09/01/2028	119,911

1	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$ 120,000	Beaumont, CA Financing Authority, Series A	5.250%		09/01/2029	$125,430
2,700,000	Beaumont, CA Financing Authority, Series A	5.350		09/01/2036	2,715,606
250,000	Beaumont, CA Financing Authority, Series A	5.625		09/01/2032	263,890
4,410,000	Beaumont, CA Financing Authority, Series A	5.875		09/01/2042	4,650,433
1,500,000	Beaumont, CA Financing Authority, Series A	6.375		09/01/2042	1,611,345
1,050,000	Beaumont, CA Financing Authority, Series A	6.875		09/01/2036	1,118,187
5,000	Beaumont, CA Financing Authority, Series A	7.000		09/01/2023	5,011
685,000	Beaumont, CA Financing Authority, Series B	5.000		09/01/2027	686,733
3,170,000	Beaumont, CA Financing Authority, Series B	5.050		09/01/2037	3,052,552
185,000	Beaumont, CA Financing Authority, Series B	5.400		09/01/2035	188,861
500,000	Beaumont, CA Financing Authority, Series B	6.000		09/01/2034	514,420
1,525,000	Beaumont, CA Financing Authority, Series B	6.000		09/01/2034	1,571,055
130,000	Beaumont, CA Financing Authority, Series B	8.625		09/01/2039	134,217
60,000	Beaumont, CA Financing Authority, Series B	8.875		09/01/2034	61,966
2,340,000	Beaumont, CA Financing Authority, Series C	5.500		09/01/2035	2,364,172
2,000,000	Beaumont, CA Financing Authority, Series D	5.800		09/01/2035	2,059,240
3,245,000	Beaumont, CA Financing Authority, Series E	6.250		09/01/2038	3,279,657
500,000	Blythe, CA Community Facilities District Special Tax (Hidden Beaches)	5.300		09/01/2035	466,385
30,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)	5.650		05/01/2029	30,468
2,300,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)	9.750		05/01/2038	2,727,708
1,010,000	Brea, CA Redevel. Agency	6.595	[3]	08/01/2031	302,364
1,560,000	Brea, CA Redevel. Agency	6.716	[3]	08/01/2032	429,827
2,300,000	Brea, CA Redevel. Agency	6.835	[3]	08/01/2033	580,957
25,000	Buena Park, CA Special Tax (Park Mall)	6.100		09/01/2028	25,445
5,870,000	Burbank Glendale Pasadena, CA Airport Authority[1]	5.000		07/01/2042	6,324,279
60,000	Butte County, CA Hsg. Authority (Affordable Hsg. Pool)	7.000		10/01/2020	60,368
3,000,000	CA ABAG Finance Authority for NonProfit Corporations (Casa De Las Campanas)[1]	6.000		09/01/2037	3,486,360
2,000,000	CA ABAG Finance Authority for NonProfit Corporations (Odd Fellows Home of California)[1]	5.000		04/01/2032	2,260,860
1,000,000	CA ABAG Finance Authority for NonProfit Corporations (Odd Fellows Home of California)[1]	5.000		04/01/2042	1,092,050
1,300,000	CA ABAG Finance Authority for NonProfit Corporations (Odd Fellows Home of California)[1]	5.200		11/15/2022	1,302,522
605,000	CA ABAG Finance Authority for NonProfit Corporations (Odd Fellows Home of California)[1]	5.350		11/15/2032	606,210
65,000	CA ABAG Finance Authority for NonProfit Corporations (Redding Assisted Living Corp.)	5.250		11/15/2031	62,429
10,000	CA ABAG Finance Authority for NonProfit Corporations COP (Merced Family Health Centers)[1]	5.950		01/01/2024	10,020
25,000	CA ABAG Finance Authority for NonProfit Corporations COP (Palo Alto Gardens Apartments)[1]	5.350		10/01/2029	25,023
3,300,000	CA ABAG Finance Authority for NonProfit Corporations COP (Redwood Senior Homes & Services)[1]	6.125		11/15/2032	3,335,805

2	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$ 75,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)	6.000%		01/01/2023	$75,086
20,000	CA Bay Area Government Association	4.125		09/01/2019	20,202
8,500,000	CA Communities Transportation Revenue COP[1]	5.250		06/01/2042	9,320,845
2,845,000	CA Communities Transportation Revenue COP[1]	6.000		06/01/2042	3,277,269
6,530,000	CA County Tobacco Securitization Agency[1]	5.000		06/01/2047	5,202,582
39,700,000	CA County Tobacco Securitization Agency	5.750	[3]	06/01/2057	487,913
15,295,000	CA County Tobacco Securitization Agency	5.820	[3]	06/01/2033	1,629,529
45,600,000	CA County Tobacco Securitization Agency	6.125	[3]	06/01/2057	473,784
82,110,000	CA County Tobacco Securitization Agency	6.423	[3]	06/01/2046	3,029,859
51,500,000	CA County Tobacco Securitization Agency	6.700	[3]	06/01/2057	453,715
55,250,000	CA County Tobacco Securitization Agency	6.901	[3]	06/01/2057	392,275
71,700,000	CA County Tobacco Securitization Agency	7.000	[3]	06/01/2055	914,175
347,900,000	CA County Tobacco Securitization Agency	7.550	[3]	06/01/2055	3,085,873
409,500,000	CA County Tobacco Securitization Agency	8.251	[3]	06/01/2055	3,632,265
850,000	CA County Tobacco Securitization Agency (TASC)[1]	5.100		06/01/2028	778,838
3,725,000	CA County Tobacco Securitization Agency (TASC)[1]	5.125		06/01/2038	3,328,027
7,315,000	CA County Tobacco Securitization Agency (TASC)[1]	5.250		06/01/2045	6,310,797
6,000,000	CA County Tobacco Securitization Agency (TASC)	5.250		06/01/2046	4,402,500
3,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.450		06/01/2028	2,896,050
20,315,000	CA County Tobacco Securitization Agency (TASC)[1]	5.600		06/01/2036	19,076,394
20,985,000	CA County Tobacco Securitization Agency (TASC)[1]	5.650		06/01/2041	19,606,286
28,470,000	CA County Tobacco Securitization Agency (TASC)[1]	5.700		06/01/2046	26,317,383
4,375,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750		06/01/2029	4,374,781
9,985,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	9,984,800
1,620,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	1,619,903
10,700,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2035	10,699,572
16,875,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	16,873,481
9,440,000	CA County Tobacco Securitization Agency (TASC)[1]	6.125		06/01/2038	9,440,566
75,000	CA County Tobacco Securitization Agency (TASC)[1]	6.125		06/01/2043	74,997
5,155,000	CA County Tobacco Securitization Agency (TASC)[1]	6.250		06/01/2037	5,156,134
86,970,000	CA County Tobacco Securitization Agency (TASC)	6.375	[3]	06/01/2046	4,885,105
65,800,000	CA County Tobacco Securitization Agency (TASC)	6.600	[3]	06/01/2046	2,485,266
4,405,000	CA Educational Facilities Authority (California College of Arts & Crafts)[1]	5.000		06/01/2035	4,496,756
1,125,000	CA Educational Facilities Authority (California College of Arts & Crafts)[1]	5.250		06/01/2030	1,238,445
360,000	CA Educational Facilities Authority (California College of Arts & Crafts)[1]	5.750		06/01/2025	361,501
385,000	CA Educational Facilities Authority (California College of Arts & Crafts)[1]	5.875		06/01/2030	386,640
5,000,000	CA Educational Facilities Authority (Chapman University)[1]	5.000		04/01/2031	5,637,700
115,000	CA Educational Facilities Authority (Golden Gate University)[1]	5.500		10/01/2031	115,150

3	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$ 1,250,000	CA Educational Facilities Authority (San Francisco University)[1]	6.125%		10/01/2036	$1,536,763
2,500,000	CA Enterprise Devel. Authority (Sunpower Corp.)	8.500		04/01/2031	2,904,525
10,000	CA GO1	5.000		10/01/2023	10,035
7,800,000	CA GO1	5.000		02/01/2038	8,687,952
35,000	CA GO1	5.250		06/01/2021	35,134
10,000,000	CA GO1	5.250		04/01/2035	11,545,200
5,000	CA GO1	5.500		10/01/2022	5,099
1,500,000	CA GO1	6.000		03/01/2033	1,862,775
200,000	CA GO1	6.250		10/01/2019	204,816
60,000	CA GO1	6.250		10/01/2019	61,445
10,000,000	CA GO1	6.500		04/01/2033	12,590,600
14,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	0.000	[4]	06/01/2037	11,920,300
8,500,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000		06/01/2029	8,508,500
20,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.125		06/01/2047	16,208,000
2,030,000	CA Health Facilities Financing Authority (Community Programs for Persons with Developmental Disabilities)[1]	6.250		02/01/2026	2,410,097
380,000	CA Health Facilities Financing Authority (Hospital of the Good Samaritan)[1]	7.000		09/01/2021	380,376
1,570,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)[1]	5.125		07/01/2018	1,572,638
14,215,000	CA Health Facilities Financing Authority (Providence Health & Service/Provident Health System-Oregon Obligated Group)[2]	5.500		10/01/2039	16,271,425
160,000	CA Health Facilities Financing Authority (Providence Health System-Southern California)[1]	6.250		10/01/2028	190,814
5,000,000	CA Health Facilities Financing Authority (Scripps Health)[1]	5.000		11/15/2040	5,533,900
5,000,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[1]	5.750		07/01/2039	5,784,100
13,500,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.250		08/15/2031	15,644,205
255,000	CA HFA (Home Mtg.)[1]	5.450		08/01/2033	261,640
25,000	CA HFA (Multifamily Hsg.)[1]	5.375		08/01/2028	25,011
10,000	CA HFA (Multifamily Hsg.)[1]	5.375		02/01/2036	10,008
920,000	CA HFA (Multifamily Hsg.)[1]	5.950		08/01/2028	920,764
10,000,000	CA HFA (Multifamily Hsg.)[1]	6.000		02/01/2038	10,347,800
2,395,000	CA HFA (Multifamily Hsg.)	6.050		08/01/2027	2,410,328
5,000,000	CA HFA (Multifamily Hsg.), Series A1	5.200		08/01/2022	5,067,950
445,000	CA HFA (Multifamily Hsg.), Series A1	5.900		02/01/2028	445,561
95,000	CA HFA (Multifamily Hsg.), Series B1	5.500		08/01/2039	95,010
2,585,000	CA HFA, Series A1	4.750		08/01/2021	2,620,259

4	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

Principal Amount		Coupon	Maturity	Value
California Continued
$ 4,045,000	CA HFA, Series C1	5.750%	08/01/2030	$4,222,454
190,000	CA HFA, Series E1	5.000	02/01/2024	190,749
1,400,000	CA Independent Cities Finance Authority (Augusta Communities Mobile Home Park)[1]	5.000	05/15/2039	1,460,396
1,000,000	CA Independent Cities Finance Authority Mobile Home Park (Lamplighter Salinas)[1]	6.250	07/15/2045	1,101,860
715,000	CA Independent Cities Finance Authority Mobile Home Park (Rancho Del Sol & Grandview)[1]	5.250	05/15/2037	745,495
1,000,000	CA Independent Cities Finance Authority Mobile Home Park (Rancho Del Sol & Grandview)[1]	5.500	05/15/2047	1,053,520
40,000	CA Independent Cities Lease Finance Authority (Caritas Affordable Hsg.)[1]	5.375	08/15/2040	40,234
110,000	CA Lee Lake Water District Community Facilities District No. 1 (Sycamore Creek)	6.000	09/01/2033	113,355
10,000,000	CA M-S-R Energy Authority[1]	6.500	11/01/2039	14,016,400
65,000	CA M-S-R Public Power Agency (San Juan)	6.000	07/01/2022	71,868
10,000	CA MobileHome Park Financing Authority (Palomar Estates East & West)	5.100	09/15/2023	10,165
200,000	CA Municipal Finance Authority (Biola University)[1]	5.625	10/01/2023	221,214
540,000	CA Municipal Finance Authority (Caritas Acquisitions/Caritas Corp. Obligated Group)[1]	6.400	08/15/2045	597,029
250,000	CA Municipal Finance Authority (Casa Griffin Apts.)[1]	5.750	10/01/2034	267,615
1,000,000	CA Municipal Finance Authority (Emerson College)[1]	5.750	01/01/2033	1,169,530
1,000,000	CA Municipal Finance Authority (Emerson College)[1]	6.000	01/01/2042	1,185,490
850,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)	5.750	01/01/2022	900,201
1,070,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)	6.625	01/01/2032	1,136,661
2,135,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)	6.875	01/01/2042	2,274,309
1,000,000	CA Municipal Finance Authority (INSD-Lincoln Glen Manor for Senior Citizens)[1]	6.000	04/01/2031	1,095,370
1,500,000	CA Municipal Finance Authority (OCEAA)	7.000	10/01/2039	1,500,585
1,750,000	CA Municipal Finance Authority (Pilgrim Place Claremont)[1]	5.875	05/15/2029	1,974,665
1,000,000	CA Municipal Finance Authority (Pilgrim Place Claremont)[1]	6.125	05/15/2039	1,119,360
600,000	CA Municipal Finance Authority (Southwestern Law School)[1]	6.500	11/01/2031	719,724
1,250,000	CA Municipal Finance Authority (Southwestern Law School)[1]	6.500	11/01/2041	1,469,475
5,000,000	CA Municipal Finance Authority Mobile Home Park (Caritas Acquisitions)[1]	5.500	08/15/2047	5,302,550
1,400,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)	5.500	12/01/2024	1,212,932
85,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)	5.850	06/01/2021	85,315

5	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$ 955,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)	5.850%		06/01/2021	$958,534
3,000,000	CA Public Works[1]	5.000		09/01/2033	3,370,200
4,000,000	CA Public Works[1]	5.000		09/01/2034	4,483,000
2,000,000	CA Public Works[1]	5.000		04/01/2037	2,174,400
2,795,000	CA Public Works[1]	5.750		03/01/2030	3,228,812
2,500,000	CA Public Works[1]	6.000		03/01/2035	2,969,475
365,000	CA Public Works[1]	6.125		11/01/2029	449,618
8,370,000	CA Public Works[1]	6.375		11/01/2034	10,144,607
6,505,000	CA Public Works[1]	6.625		11/01/2034	8,000,044
2,000,000	CA Public Works (California State Prisons)[1]	5.750		10/01/2031	2,359,680
735,000	CA Public Works (Dept. of Corrections)[1]	5.250		06/01/2028	774,940
12,700,000	CA Public Works (Dept. of General Services)[1]	5.000		12/01/2027	12,745,720
900,000	CA Public Works (Dept. of Health Services)[1]	5.500		11/01/2015	903,933
900,000	CA Public Works (Dept. of Mental Health)[1]	5.000		11/01/2031	966,141
2,500,000	CA Public Works (Judicial Council)[1]	5.000		12/01/2031	2,788,525
125,000	CA Public Works (Trustees California State University)[1]	6.000		04/01/2027	150,704
2,455,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[1]	5.500		08/01/2047	1,408,777
305,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[1]	5.500		08/01/2047	148,379
17,650,000	CA Silicon Valley Tobacco Securitization Authority	5.850	[3]	06/01/2047	1,089,711
165,000,000	CA Silicon Valley Tobacco Securitization Authority	6.300	[3]	06/01/2056	1,909,050
100,000,000	CA Silicon Valley Tobacco Securitization Authority	6.850	[3]	06/01/2056	777,000
36,465,000	CA Silicon Valley Tobacco Securitization Authority	7.663	[3]	06/01/2041	3,372,283
108,920,000	CA Silicon Valley Tobacco Securitization Authority	8.597	[3]	06/01/2036	17,244,214
575,000	CA State University[1]	5.000		11/01/2030	588,800
95,000	CA Statewide CDA	5.000		09/02/2018	96,677
135,000	CA Statewide CDA	5.000		09/02/2019	135,456
235,000	CA Statewide CDA	5.125		09/02/2020	233,712
2,855,000	CA Statewide CDA	5.125		09/02/2025	2,679,532
8,070,000	CA Statewide CDA	5.200		09/02/2036	6,919,541
100,000	CA Statewide CDA	6.527	[3]	09/01/2028	35,467
75,000	CA Statewide CDA	6.625		09/01/2027	75,095
50,000	CA Statewide CDA	6.750		09/01/2037	51,046
100,000	CA Statewide CDA	6.773	[3]	09/01/2034	22,234
15,000	CA Statewide CDA	7.000		07/01/2022	15,025
1,405,000	CA Statewide CDA (East Tabor Apartments)	6.850		08/20/2036	1,464,389
1,000,000	CA Statewide CDA (Enloe Medical Center)[1]	5.750		08/15/2038	1,109,460
1,250,000	CA Statewide CDA (Enloe Medical Center)[1]	6.250		08/15/2033	1,426,888
60,000	CA Statewide CDA (GP Steinbeck)	5.492	[3]	03/20/2022	34,885
1,000,000	CA Statewide CDA (Huntington Park Charter School)	5.250		07/01/2042	870,510
1,145,000	CA Statewide CDA (International School Peninsula)	5.000		11/01/2025	1,148,286
1,000,000	CA Statewide CDA (International School Peninsula)	5.000		11/01/2029	1,000,360

6	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$ 10,000,000	CA Statewide CDA (Kaiser Permanente)[1]	5.000%		04/01/2042	$11,105,200
75,000	CA Statewide CDA (Lincoln Apartments)[1]	5.350		09/20/2036	75,377
2,500,000	CA Statewide CDA (Lodi Memorial Hospital)[1]	5.000		12/01/2027	2,644,050
2,019,578	CA Statewide CDA (Microgy Holdings)[5]	9.000		12/01/2038	17,873
6,015,000	CA Statewide CDA (Mountain Shadows Community)	5.000		07/01/2031	5,580,236
1,130,000	CA Statewide CDA (Napa Valley Hospice)	7.000		01/01/2034	1,071,500
1,115,000	CA Statewide CDA (Notre Dame de Namur University)	6.500		10/01/2023	1,128,949
4,635,000	CA Statewide CDA (Notre Dame de Namur University)	6.625		10/01/2033	4,682,880
30,000	CA Statewide CDA (Quail Ridge Apartments)[1]	5.375		07/01/2032	25,513
1,290,000	CA Statewide CDA (Quail Ridge Apartments)[1]	6.500		07/01/2032	1,061,193
1,935,000	CA Statewide CDA (Quail Ridge Apartments)[5]	9.000		07/01/2032	1,354,461
425,000	CA Statewide CDA (Rio Bravo)	6.500		12/01/2018	415,960
220,000	CA Statewide CDA (Stonehaven Student Hsg.)	5.875		07/01/2032	220,499
75,000	CA Statewide CDA (Sycamore)[1]	6.000		03/20/2038	79,260
165,000	CA Statewide CDA COP (Internext Group)[1]	5.375		04/01/2030	165,464
2,000,000	CA Statewide CDA School Facilities (47th & Main)[1]	6.375		07/01/2047	2,149,840
195,000	CA Statewide CDA Special Tax Community Facilities District No. 97	6.842	[3]	09/01/2022	116,027
9,690,000	CA Statewide CDA, Series A	5.150		09/02/2037	8,118,767
5,660,000	CA Statewide CDA, Series B	6.250		09/02/2037	5,715,694
45,175,000	CA Statewide Financing Authority Tobacco Settlement	6.375	[3]	06/01/2046	1,855,337
220,000,000	CA Statewide Financing Authority Tobacco Settlement	7.876	[3]	06/01/2055	1,951,400
8,295,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2037	8,296,327
25,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2037	25,004
10,985,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2043	10,984,451
14,035,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2043	14,033,737
1,360,000	CA Valley Sanitation District	5.200		09/02/2030	1,299,018
55,000	CA Western Hills Water District Special Tax	5.000		09/01/2014	52,112
25,000	CA Western Hills Water District Special Tax	5.200		09/01/2019	19,595
105,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.000		09/01/2024	76,908
4,495,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.125		09/01/2031	2,999,558
270,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.700		09/01/2020	226,028
90,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.750		09/01/2022	72,799
3,695,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.875		09/01/2031	2,689,221
10,000	CA William S. Hart Joint School Financing Authority[1]	5.600		09/01/2023	10,067
10,000	CA William S. Hart Union School District	6.000		09/01/2033	10,100

7	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

Principal Amount		Coupon	Maturity	Value
California Continued
$ 2,500,000	Calexico, CA Community Facilities District No. 2005-1 Special Tax (Hearthstone)	5.500%	09/01/2036	$866,500
2,325,000	Calexico, CA Community Facilities District No. 2005-1 Special Tax (Hearthstone)	5.550	09/01/2036	805,380
35,000	Calexico, CA Community Redevel. Agency Tax Allocation (Central Business District & Residential Redevel.)[1]	7.250	08/01/2033	39,621
25,000	Campbell, CA (Civic Center) COP[1]	5.125	10/01/2019	25,097
225,000	Campbell, CA (Civic Center) COP	5.250	10/01/2028	225,842
50,000	Capistrano, CA Unified School District School Facilities Improvement District No. 1[1]	5.000	08/01/2026	50,175
25,000	Carlsbad, CA Improvement Bond Act 1915	5.500	09/02/2028	25,095
100,000	Carson, CA Public Financing Authority (Remediation)[1]	6.500	10/01/2036	114,744
1,500,000	Carson, CA Redevel. Agency Tax Allocation[1]	7.000	10/01/2036	1,766,025
4,510,000	Castaic, CA Union School District Community Facilities District No. 92-1	9.000	10/01/2019	4,597,674
965,000	Chino, CA Community Facilities District Special Tax No. 2005-1	5.000	09/01/2023	976,078
1,565,000	Chino, CA Community Facilities District Special Tax No. 2005-1	5.000	09/01/2027	1,568,224
2,420,000	Chino, CA Community Facilities District Special Tax No. 2005-1	5.000	09/01/2036	2,294,015
2,175,000	Chowchilla, CA Community Facilities Sales Tax District	5.000	09/01/2037	2,094,025
1,455,000	Chowchilla, CA Redevel. Agency	5.000	08/01/2037	1,335,079
2,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.875	01/01/2034	2,362,740
11,360,000	Citrus, CA Community College District[2]	5.500	06/01/2031	13,195,776
2,265,000	Clovis, CA Public Financing Authority[1]	5.000	03/01/2027	2,267,741
1,515,000	Colton, CA Community Facilities District Special Tax	7.500	09/01/2020	1,528,726
3,715,000	Compton, CA Community College District[1]	6.750	08/01/2034	4,244,202
7,000,000	Compton, CA Public Finance Authority	5.250	09/01/2027	5,960,500
5,000	Contra Costa County, CA Public Financing Authority Tax Allocation[1]	5.850	08/01/2033	5,016
4,870,000	Corcoran, CA Hospital District[1]	8.000	08/01/2034	5,625,337
955,000	Corona, CA Community Facilities District (Buchanan Street)	5.150	09/01/2036	965,849
250,000	Corona-Norco, CA Unified School District	6.000	09/01/2037	257,033
975,000	Daly City, CA Hsg. Devel. Finance Agency (Third Tier Franciscan)	6.500	12/15/2047	999,161
1,300,000	Dehesa, CA School District[1]	5.250	08/01/2043	1,453,998
1,855,000	Desert Hot Springs, CA Community Facilities District Special Tax	6.375	09/01/2038	1,970,066
3,725,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation[1]	7.375	09/01/2039	4,477,078
1,000,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)[1]	5.125	08/01/2028	1,000,010
15,000,000	East Bay, CA Municipal Utility District (Water System)[2]	5.000	06/01/2036	17,524,800

8	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$ 6,875,000	East Bay, CA Municipal Utility District (Water System)[1]	5.000%		06/01/2037	$7,884,938
185,000	Eastern CA Municipal Water District Community Facilities Special Tax	5.000		09/01/2030	186,647
305,000	Eastern CA Municipal Water District Community Facilities Special Tax	5.000		09/01/2037	300,288
185,000	Eastern CA Municipal Water District Community Facilities Special Tax	5.100		09/01/2037	184,728
2,500,000	Eastern CA Municipal Water District Community Facilities Special Tax	5.125		09/01/2042	2,547,225
3,485,000	Eastern CA Municipal Water District Community Facilities Special Tax	5.250		09/01/2035	3,398,746
50,000	Eastern CA Municipal Water District Community Facilities Special Tax (Barrington Heights)	5.125		09/01/2035	50,121
1,450,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)	5.625		09/01/2034	1,444,461
380,000	Eastern CA Municipal Water District Community Facilities Special Tax No. 2003-25	5.000		09/01/2036	375,801
20,000	Eastern CA Municipal Water District Community Facilities Special Tax No. 2004-26	5.000		09/01/2025	20,292
8,000,000	El Dorado, CA Irrigation District COP[1]	5.750		08/01/2039	8,645,360
1,130,000	Elk Grove, CA Unified School District Special Tax	5.457	[3]	12/01/2023	617,545
2,770,000	Escondido, CA Joint Powers Financing Authority (Reidy Creek)[1]	5.125		09/01/2030	2,773,130
25,000	Etiwanda, CA School District Special Tax	5.400		09/01/2035	25,116
10,270,000	Etiwanda, CA School District Special Tax Community Facilities District No. 2004-2	6.000		09/01/2037	10,341,685
1,000,000	Fairfield, CA Community Facilities District Special Tax (Fairfield Commons)	6.875		09/01/2038	1,052,960
100,000	Fillmore, CA Public Financing (Central City Redevel.)	5.500		06/01/2031	99,649
5,050,000	Folsom, CA Special Tax Community Facilities District No. 31	5.000		09/01/2036	4,885,774
2,500,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.500		09/01/2032	2,552,875
10,000	Fontana, CA Redevel. Agency (Jurupa Hills)[1]	5.500		10/01/2027	10,057
10,000,000	Foothill, CA De Anza Community College District[2]	5.000		08/01/2040	11,574,500
1,500,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.000		01/01/2035	1,499,925
20,000	Fremont, CA Community Facilities District (Pacific Commons)	6.250		09/01/2026	20,108
175,000	Fresno, CA Unified School District Education Center[1]	5.000		08/01/2027	184,762
1,000,000	Fullerton, CA Community Facilities District No. 1 Special Tax (Amerige Heights)[1]	5.000		09/01/2026	1,106,990
1,000,000	Fullerton, CA Community Facilities District No. 1 Special Tax (Amerige Heights)[1]	5.000		09/01/2032	1,082,700
1,010,000	Greenfield, CA Union School District	7.000		09/01/2040	1,046,057
5,145,000	Grossmont, CA Union High School District[2]	5.500		08/01/2030	6,074,471
4,895,000	Grossmont, CA Union High School District[2]	5.500		08/01/2031	5,724,668
10,000,000	Grossmont, CA Union High School District[2]	5.500		08/01/2045	11,818,300

9	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$ 1,015,000	Healdsburg, CA Community Redevel. Agency Tax Allocation (Sotoyome Community Devel.)[1]	5.125%		08/01/2031	$1,018,959
1,020,000	Hemet, CA Unified School District	5.100		09/01/2030	973,927
785,000	Hemet, CA Unified School District	5.125		09/01/2036	787,520
1,285,000	Hemet, CA Unified School District	5.125		09/01/2037	1,168,361
1,505,000	Hemet, CA Unified School District	5.250		09/01/2035	1,522,488
1,155,000	Hemet, CA Unified School District Community Facilities District No. 2005-3	5.375		09/01/2026	1,156,605
2,835,000	Hemet, CA Unified School District Community Facilities District No. 2005-3	5.750		09/01/2039	2,834,745
60,000	Hemet, CA Unified School District Community Facilities District Special Tax	5.625		09/01/2035	60,190
15,000	Hesperia, CA Improvement Bond Act 1915	8.500		09/02/2024	15,551
1,345,000	Hesperia, CA Public Financing Authority, Tranche A	6.250		09/01/2035	1,347,381
3,325,000	Hesperia, CA Public Financing Authority, Tranche B	6.250		09/01/2035	3,330,885
3,305,000	Hesperia, CA Public Financing Authority, Tranche C	6.250		09/01/2035	3,310,850
1,065,000	Hesperia, CA Unified School District	5.000		09/01/2030	1,069,462
1,700,000	Hesperia, CA Unified School District	5.000		09/01/2037	1,648,150
50,000	Hesperia, CA Unified School District	5.200		09/01/2035	50,048
1,430,000	Imperial County, CA Community Facilities District No. 2004-2 Special Tax	5.900		09/01/2037	1,109,222
7,000,000	Imperial, CA Irrigation District[1]	6.250		11/01/2031	8,708,840
3,000,000	Independent Cities, CA Mobile Home Park (Rancho Feliz & Las Casitas de Sonoma)[1]	5.000		10/15/2047	3,023,820
2,215,000	Indio, CA Community Facilities District Special Tax	5.250		09/01/2027	2,215,443
1,000,000	Indio, CA Community Facilities District Special Tax	5.250		09/01/2036	999,880
2,500,000	Indio, CA Community Facilities District Special Tax	5.250		09/01/2036	2,469,675
285,000	Indio, CA Community Facilities District Special Tax (Sonora Wells)	5.000		09/01/2020	291,660
300,000	Indio, CA Community Facilities District Special Tax (Sonora Wells)	5.000		09/01/2021	304,788
625,000	Indio, CA Community Facilities District Special Tax (Sonora Wells)	5.050		09/01/2026	626,038
2,805,000	Indio, CA Community Facilities District Special Tax (Sonora Wells)	5.125		09/01/2036	2,669,575
35,000	Indio, CA Hsg. (Olive Court Apartments)[1]	6.375		12/01/2026	35,048
1,990,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 2003-03	6.125		09/02/2029	2,066,774
25,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 2003-5 (Sunburst)	5.875		09/02/2029	25,924
354,105,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.000	[3]	06/01/2057	3,119,665
3,080,000	Ione, CA Special Tax Community Facilities District 2005-2-A	6.000		09/01/2036	3,210,222
30,000	Jurupa, CA Community Services District Special Tax	5.000		09/01/2036	30,185
650,000	Jurupa, CA Community Services District Special Tax (Eastvale Area)	6.375		09/01/2033	672,308
2,650,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 15 (Eastvale)	6.500		09/01/2042	2,741,293
1,000,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 25	6.000		09/01/2042	1,032,830

10	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$ 500,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 38	6.375%		09/01/2040	$517,110
110,000	Jurupa, CA Public Financing Authority	6.000		09/01/2032	113,720
1,000,000	Jurupa, CA Public Financing Authority	6.125		09/01/2040	1,033,410
1,140,000	Jurupa, CA Public Financing Authority	6.125		09/01/2040	1,178,087
20,000	Kingsburg, CA Public Financing Authority	8.000		09/15/2021	20,053
2,500,000	La Verne, CA COP (Bethren Hillcrest Homes)[1]	5.600		02/15/2033	2,516,825
2,000,000	La Verne, CA COP (Bethren Hillcrest Homes)[1]	6.625		02/15/2025	2,028,400
480,000	Lake Berryessa, CA Resort Improvement District	5.250		09/02/2017	443,947
1,430,000	Lake Berryessa, CA Resort Improvement District	5.500		09/02/2027	1,193,264
2,380,000	Lake Berryessa, CA Resort Improvement District	5.550		09/02/2037	1,834,099
2,020,000	Lake Elsinore, CA Community Facilities District No. 2006-2 Special Tax (Viscaya)	5.400		09/01/2036	2,035,312
120,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)	5.875		09/01/2027	123,670
245,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)	5.875		09/01/2028	252,482
155,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)	6.000		09/01/2029	159,743
200,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)	6.000		09/01/2030	206,110
2,050,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)	6.250		09/01/2040	2,112,423
1,205,000	Lake Elsinore, CA Public Financing Authority (Villages Wasson Canyon)	5.250		09/01/2038	1,222,473
2,575,000	Lake Elsinore, CA Special Tax	5.150		09/01/2036	2,580,614
920,000	Lake Elsinore, CA Special Tax	5.200		09/01/2026	929,918
2,800,000	Lake Elsinore, CA Special Tax	5.250		09/01/2037	2,829,008
1,150,000	Lake Elsinore, CA Special Tax	5.350		09/01/2036	1,179,739
1,210,000	Lake Elsinore, CA Special Tax	5.350		09/01/2036	1,218,047
2,000,000	Lake Elsinore, CA Special Tax	5.450		09/01/2036	2,002,460
1,170,000	Lake Elsinore, CA Unified School District	5.000		09/01/2037	1,095,705
2,000,000	Lake Elsinore, CA Unified School District	5.350		09/01/2035	2,005,660
1,220,000	Lake Elsinore, CA Unified School District	5.350		09/01/2035	1,214,803
1,435,000	Lake Elsinore, CA Unified School District	5.400		09/01/2035	1,453,354
1,275,000	Lake Elsinore, CA Unified School District Community Facilities District Special Tax No. 2005-7	6.250		09/01/2040	1,317,674
350,000	Lake Elsinore, CA Unified School District Community Facilities District Special Tax No. 2006-4	5.625		09/01/2040	354,949
1,100,000	Lake Elsinore, CA Unified School District Community Facilities District Special Tax No. 2006-6	5.900		09/01/2037	1,124,629
420,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[4]	09/01/2025	372,149
375,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[4]	09/01/2026	332,198
885,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[4]	09/01/2027	784,907
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[4]	09/01/2028	884,130
500,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[4]	09/01/2029	444,865

11	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$ 500,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000%[4]		09/01/2030	$443,855
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)	0.000	[4]	09/01/2032	882,420
1,340,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)[1]	5.000		08/01/2024	1,343,806
1,670,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)[1]	6.875		08/01/2034	1,922,654
1,010,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)[1]	6.875		08/01/2039	1,157,319
20,000	Lathrop, CA Financing Authority (Water Supply)	5.600		06/01/2018	20,274
10,000	Lathrop, CA Financing Authority (Water Supply)	5.700		06/01/2019	10,128
1,675,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	5.100		09/02/2035	1,674,816
50,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	6.000		09/02/2022	51,109
20,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	6.125		09/02/2028	20,374
60,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	6.125		09/02/2033	60,919
4,305,000	Lathrop, CA Special Tax Community Facilities District No. 03-2	7.000		09/01/2033	4,432,686
625,000	Lee Lake, CA Water District Community Facilities District No. 2 Special Tax (Montecito Ranch)	6.125		09/01/2032	637,831
4,000,000	LeMoore, CA Redevel. Agency Tax Allocation[1]	7.375		08/01/2040	4,422,880
635,000	Lincoln, CA Special Tax	5.000		09/01/2026	625,615
1,315,000	Lincoln, CA Special Tax	5.000		09/01/2036	1,205,316
150,000	Long Beach, CA Bond Finance Authority (Redevel. Hsg. & Gas Utilities)[1]	5.000		08/01/2025	153,155
50,000	Long Beach, CA Bond Finance Authority Natural Gas	5.500		11/15/2028	59,232
1,000,000	Long Beach, CA Bond Finance Authority Natural Gas	5.500		11/15/2037	1,210,550
1,200,000	Los Alamitos, CA Unified School District COP	0.000	[4]	08/01/2034	738,528
2,500,000	Los Angeles County, CA Public Works Financing Authority (Multiple Capital)[1]	5.000		08/01/2037	2,775,750
15,000,000	Los Angeles, CA Community College District[2]	5.000		08/01/2033	17,206,650
10,000,000	Los Angeles, CA Community College District[2]	6.000		08/01/2033	12,647,100
2,075,000	Los Angeles, CA Community Devel. Agency (Adelante Eastside Redevel.)[1]	6.500		09/01/2039	2,376,352
1,575,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.000		12/01/2026	1,571,771
14,210,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[2]	5.250		05/15/2024	15,919,714
10,215,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[2]	5.375		05/15/2025	11,491,058
10,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[2]	5.375		05/15/2026	11,228,014
11,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[2]	5.375		05/15/2027	12,331,714
10,095,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[2]	5.375		05/15/2028	11,296,305

12	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

Principal Amount		Coupon	Maturity	Value
California Continued
$ 5,000,000	Los Angeles, CA Dept. of Water & Power[1]	5.000%	07/01/2038	$5,799,400
15,000,000	Los Angeles, CA Dept. of Water & Power[1]	5.000	07/01/2043	17,249,250
3,000,000	Los Angeles, CA Dept. of Water & Power[2]	5.375	07/01/2034	3,526,500
12,000,000	Los Angeles, CA Dept. of Water & Power[2]	5.375	07/01/2038	14,000,880
16,300,000	Los Angeles, CA Harbor Dept.[2]	5.250	08/01/2034	19,051,114
1,500,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)[1]	6.000	06/01/2029	1,736,310
2,000,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)[1]	6.250	06/01/2034	2,324,660
500,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)[1]	6.375	06/01/2039	578,445
1,500,000	Los Angeles, CA IDA (Santee Court Parking Facility)	5.000	12/01/2020	1,043,475
1,100,000	Los Angeles, CA IDA (Santee Court Parking Facility)	5.000	12/01/2027	712,536
200,000	Los Angeles, CA Multifamily Hsg. (Park Plaza West)[1]	5.500	01/20/2043	202,228
4,000,000	Los Angeles, CA Municipal Improvement Corp. (Real Property)[1]	6.000	09/01/2039	4,662,320
2,500,000	Los Angeles, CA Unified School District[1]	5.000	07/01/2029	2,922,650
1,485,000	Los Angeles, CA Unified School District COP (Headquarters Building)[1]	5.000	10/01/2029	1,668,249
1,075,000	Los Angeles, CA Unified School District COP (Headquarters Building)[1]	5.000	10/01/2030	1,206,698
1,090,000	Los Angeles, CA Unified School District COP (Headquarters Building)[1]	5.000	10/01/2031	1,213,879
20,000	Los Banos, CA COP	6.000	12/01/2019	20,030
85,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.750	03/15/2028	85,150
925,000	Madera, CA Special Tax	5.000	09/01/2036	770,618
475,000	Malibu, CA Community Facilities District Special Tax (Carbon Beach)	5.875	09/01/2039	491,150
10,000	Manteca, CA Unified School District Special Tax Community Facilities District No. 89	5.400	09/01/2023	10,003
4,530,000	Mayers, CA Memorial Hospital District[1]	7.875	06/01/2041	4,796,047
1,375,000	Mendota, CA Joint Powers Financing Authority Wastewater	5.150	07/01/2035	1,256,489
100,000	Menifee, CA Union School District Special Tax	5.000	09/01/2022	100,847
915,000	Menifee, CA Union School District Special Tax	5.200	09/01/2030	918,102
400,000	Menifee, CA Union School District Special Tax	5.200	09/01/2035	401,148
500,000	Menifee, CA Union School District Special Tax	5.250	09/01/2035	500,050
250,000	Menifee, CA Union School District Special Tax	5.250	09/01/2036	252,798
2,930,000	Merced, CA Special Tax	5.000	09/01/2036	2,138,578
4,705,000	Metropolitan Water District of Southern California[1]	5.000	07/01/2032	5,383,837
3,635,000	Modesto, CA Special Tax Community Facilities District No. 4	5.150	09/01/2036	3,651,030
3,000,000	Montebello, CA Community Redevel. Agency (Montebello Hills Redevel.)[1]	8.100	03/01/2027	3,583,680
25,000	Moreno Valley, CA Unified School District Community Facilities District	5.100	09/01/2028	25,574
1,475,000	Moreno Valley, CA Unified School District Community Facilities District	5.150	09/01/2035	1,489,588
680,000	Moreno Valley, CA Unified School District Community Facilities District	5.200	09/01/2036	687,820

13	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$ 750,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3	5.000%		09/01/2037	$697,568
1,665,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-6	5.000		09/01/2022	1,716,299
235,000	Murrieta, CA Community Facilities District Special Tax (Meadowlane/Amberwalk)	5.125		09/01/2035	235,040
35,000	Murrieta, CA Valley Unified School District Special Tax	5.250		09/01/2037	35,015
370,000	Murrieta, CA Valley Unified School District Special Tax	5.375		09/01/2026	377,474
1,355,000	Murrieta, CA Valley Unified School District Special Tax	5.450		09/01/2038	1,361,206
2,000,000	Newport Beach, CA (Hoag Memorial Hospital Presbyterian)[1]	6.000		12/01/2040	2,469,420
2,000,000	Norco, CA Redevel. Agency Tax Allocation[1]	6.000		03/01/2036	2,247,200
157,335,000	Northern CA Tobacco Securitization Authority (TASC)	6.700	[3]	06/01/2045	4,337,726
1,250,000	Northern Humboldt, CA Union High School District[1]	6.500		08/01/2034	1,550,163
45,000	Northern, CA Inyo County Local Hospital District	5.300		12/01/2028	42,773
2,000,000	Northern, CA Inyo County Local Hospital District[1]	6.375		12/01/2025	2,241,600
1,000,000	Oak Valley, CA Hospital District[1]	7.000		11/01/2035	1,082,590
10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.100		06/01/2027	10,005
1,000,000	Oakland, CA GO1	6.000		01/15/2034	1,156,710
250,000	Oakland, CA GO1	6.250		01/15/2039	291,370
2,500,000	Oakland, CA Unified School District[1]	5.250		08/01/2024	2,508,950
2,000,000	Oakland, CA Unified School District	5.500		08/01/2032	2,232,400
4,595,000	Oakland, CA Unified School District	6.125		08/01/2029	5,259,299
250,000	Oakland, CA Unified School District	6.500		08/01/2022	300,065
250,000	Oakland, CA Unified School District	6.500		08/01/2023	300,553
250,000	Oakland, CA Unified School District	6.500		08/01/2024	298,173
875,000	Oakley, CA Public Finance Authority	5.200		09/02/2026	900,165
2,940,000	Oakley, CA Public Finance Authority	5.250		09/02/2036	2,968,518
3,195,000	Olivehurst, CA Public Utilities District (Plumas Lake Community Facilities District)	7.625		09/01/2038	3,273,054
3,675,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500		09/02/2020	3,760,334
210,000	Orange County, CA Community Facilities District (Ladera Ranch)	5.550		08/15/2033	210,685
2,000,000	Orange, CA Community Facilities District Special Tax (Del Rio Public Improvements)	6.000		10/01/2040	2,069,360
440,000	Palm Desert, CA Financing Authority	5.050	[3]	08/01/2015	387,002
390,000	Palm Desert, CA Financing Authority	5.100	[3]	08/01/2016	326,629
500,000	Palm Desert, CA Financing Authority[1]	5.200		10/01/2028	501,105
230,000	Palm Desert, CA Financing Authority	5.650	[3]	04/01/2018	172,790
1,020,000	Palm Desert, CA Financing Authority	5.650	[3]	08/01/2018	752,801
265,000	Palm Desert, CA Financing Authority	5.750	[3]	04/01/2019	185,818
1,165,000	Palm Desert, CA Financing Authority	5.750	[3]	08/01/2019	801,718

14	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$ 305,000	Palm Desert, CA Financing Authority	5.850%[3]		04/01/2020	$200,663
1,310,000	Palm Desert, CA Financing Authority	5.850	[3]	08/01/2020	845,369
340,000	Palm Desert, CA Financing Authority	5.950	[3]	04/01/2021	209,158
1,450,000	Palm Desert, CA Financing Authority	5.950	[3]	08/01/2021	874,974
380,000	Palm Desert, CA Financing Authority	6.000	[3]	04/01/2022	218,884
1,605,000	Palm Desert, CA Financing Authority	6.000	[3]	08/01/2022	906,119
395,000	Palm Desert, CA Financing Authority	6.010	[3]	04/01/2023	213,624
1,755,000	Palm Desert, CA Financing Authority	6.010	[3]	08/01/2023	930,536
410,000	Palm Desert, CA Financing Authority	6.020	[3]	04/01/2024	208,616
1,910,000	Palm Desert, CA Financing Authority	6.020	[3]	08/01/2024	952,708
430,000	Palm Desert, CA Financing Authority	6.030	[3]	04/01/2025	204,280
2,070,000	Palm Desert, CA Financing Authority	6.030	[3]	08/01/2025	963,109
445,000	Palm Desert, CA Financing Authority	6.040	[3]	04/01/2026	196,659
2,235,000	Palm Desert, CA Financing Authority	6.040	[3]	08/01/2026	967,889
465,000	Palm Desert, CA Financing Authority	6.050	[3]	04/01/2027	190,413
1,400,000	Palm Desert, CA Financing Authority	6.050	[3]	08/01/2027	561,568
480,000	Palm Desert, CA Financing Authority	6.060	[3]	04/01/2028	183,374
1,415,000	Palm Desert, CA Financing Authority	6.060	[3]	08/01/2028	529,451
500,000	Palm Desert, CA Financing Authority	6.070	[3]	04/01/2029	174,950
1,370,000	Palm Desert, CA Financing Authority	6.070	[3]	08/01/2029	469,252
520,000	Palm Desert, CA Financing Authority	6.080	[3]	04/01/2030	162,256
1,430,000	Palm Desert, CA Financing Authority	6.080	[3]	08/01/2030	436,379
540,000	Palm Desert, CA Financing Authority	6.090	[3]	04/01/2031	154,818
1,495,000	Palm Desert, CA Financing Authority	6.090	[3]	08/01/2031	419,034
560,000	Palm Desert, CA Financing Authority	6.100	[3]	04/01/2032	148,064
1,560,000	Palm Desert, CA Financing Authority	6.100	[3]	08/01/2032	403,151
580,000	Palm Desert, CA Financing Authority	6.100	[3]	04/01/2033	143,196
1,625,000	Palm Desert, CA Financing Authority	6.100	[3]	08/01/2033	392,145
590,000	Palm Desert, CA Financing Authority	6.100	[3]	04/01/2034	135,181
1,705,000	Palm Desert, CA Financing Authority	6.100	[3]	08/01/2034	381,784
2,075,000	Palm Desert, CA Financing Authority	6.100	[3]	08/01/2035	431,849
4,995,000	Palm Desert, CA Improvement Bond Act 1915	5.100		09/02/2037	4,143,702
120,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	5.450		07/01/2020	120,662
490,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	5.550		07/01/2028	487,423
250,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	6.400		07/01/2023	254,453
505,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	6.500		07/01/2027	512,317
85,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs Regional Airport)[1]	5.250		01/01/2022	85,177
10,000	Palm Springs, CA Improvement Bond Act 1915	5.550		09/02/2023	10,104
1,355,000	Palmdale, CA Community Facilities District Special Tax	5.400		09/01/2035	1,372,751

15	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

Principal Amount		Coupon	Maturity	Value
California Continued
$ 6,255,000	Palmdale, CA Community Facilities District Special Tax	6.125%	09/01/2037	$6,352,265
5,240,000	Palmdale, CA Community Facilities District Special Tax	6.250	09/01/2035	5,382,528
375,000	Palmdale, CA Elementary School District Special Tax Community Facilities District No. 90-1[1]	5.700	08/01/2018	376,305
3,850,000	Paramount, CA Redevel. Agency Tax Allocation[1]	5.000	08/01/2023	3,904,478
55,000	Parlier, CA Redevel. Agency Tax Allocation[1]	5.200	08/01/2028	55,030
1,365,000	Perris, CA Community Facilities District Special Tax	5.300	09/01/2035	1,387,209
2,025,000	Perris, CA Community Facilities District Special Tax (Amber Oaks)	6.000	09/01/2034	2,104,137
2,500,000	Perris, CA Community Facilities District Special Tax (Chaparral Ridge)	6.250	09/01/2033	2,578,175
2,050,000	Perris, CA Community Facilities District Special Tax (Harmony Grove)	5.300	09/01/2035	2,063,489
10,000	Perris, CA Community Facilities District Special Tax (May Farms)	5.100	09/01/2030	10,179
120,000	Perris, CA Community Facilities District Special Tax (May Farms)	5.150	09/01/2035	121,166
1,255,000	Perris, CA Community Facilities District Special Tax No. 2001	5.000	09/01/2037	1,235,610
1,270,000	Perris, CA Community Facilities District Special Tax, Series A	5.750	09/01/2035	1,310,348
2,500,000	Perris, CA Community Facilities District Special Tax, Series B	6.000	09/01/2034	2,597,700
135,000	Perris, CA Public Financing Authority	5.000	09/01/2017	136,524
85,000	Perris, CA Public Financing Authority	5.100	09/01/2018	85,943
2,000,000	Perris, CA Public Financing Authority	5.350	10/01/2036	2,004,160
10,000	Perris, CA Public Financing Authority, Series A	6.000	09/01/2023	10,337
80,000	Perris, CA Public Financing Authority, Series A	6.125	09/01/2034	83,299
1,815,000	Perris, CA Public Financing Authority, Series A	6.250	09/01/2033	1,871,755
2,080,000	Perris, CA Public Financing Authority, Series A	6.600	09/01/2038	2,163,242
2,035,000	Perris, CA Public Financing Authority, Series C	6.200	09/01/2038	2,056,306
845,000	Perris, CA Public Financing Authority, Series D	5.500	09/01/2024	853,856
7,510,000	Perris, CA Public Financing Authority, Series D	5.800	09/01/2038	7,568,954
2,500,000	Perris, CA Union High School District	6.125	09/01/2041	2,582,650
2,000,000	Perris, CA Union High School District Financing Authority	6.000	09/01/2033	2,066,960
3,210,000	Pittsburgh, CA Redevel. Agency Tax Allocation (Los Medanos Community Devel.)[1]	5.000	08/01/2021	3,240,720
25,000	Pleasant Hill, CA Special Tax Downtown Community Facilities District No. 1	6.000	09/01/2032	25,060
1,305,000	Pomona, CA Public Financing Authority (Merfed Redevel.)[1]	5.250	02/01/2020	1,316,615
500,000	Pomona, CA Public Financing Authority (Water Facilities)[1]	5.000	05/01/2047	523,805
50,000	Pomona, CA Unified School District[1]	6.150	08/01/2030	60,192
5,000,000	Port of Oakland, CA1	5.000	05/01/2028	5,668,700
2,165,000	Porterville, CA COP[1]	5.000	07/01/2036	2,228,803
100,000	Poway, CA Unified School District	7.500	09/15/2032	103,956

16	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$ 2,000,000	Poway, CA Unified School District Special Tax Community Facilities District No. 14	5.000%		09/01/2042	$2,049,860
3,975,000	Poway, CA Unified School District Special Tax Community Facilities District No. 14	5.250		09/01/2036	4,006,244
500,000	Poway, CA Unified School District Special Tax Community Facilities District No. 14 (Torrey Highland Subarea)	6.125		09/01/2041	516,530
3,000,000	Ramona, CA Unified School District COP[1]	5.000		05/01/2032	3,093,150
25,000	Rancho Cordova, CA Community Facilities District Special Tax (Sunridge Anatolia)	6.000		09/01/2033	25,310
20,000	Rancho Cordova, CA Community Facilities District Special Tax (Sunridge Anatolia)	6.100		09/01/2037	20,232
600,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Amador)	5.000		09/01/2027	584,634
1,260,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Amador)	5.000		09/01/2037	1,140,388
5,450,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Etiwanda)	5.375		09/01/2036	5,506,844
570,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Vintners)	5.000		09/01/2027	582,523
1,120,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Vintners)	5.000		09/01/2037	1,129,632
2,470,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Vintners)	5.375		09/01/2036	2,495,762
5,000,000	Rancho, CA Water District Financing Authority[1]	5.000		08/01/2028	5,649,700
2,595,000	Rialto, CA Redevel. Agency (Merged Project Area)[1]	5.875		09/01/2033	2,771,979
490,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250		09/01/2026	494,190
1,470,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.350		09/01/2036	1,444,246
15,000	Richgrove, CA School District	6.375		07/01/2018	15,054
2,000,000	Richmond, CA Joint Powers Financing Authority (Civic Center)[1]	5.750		08/01/2029	2,310,580
2,660,000	Richmond, CA Joint Powers Financing Authority (Westridge Hilltop Apartments)[1]	5.000		12/15/2026	2,601,879
1,165,000	Richmond, CA Joint Powers Financing Authority (Westridge Hilltop Apartments)[1]	5.000		12/15/2033	1,109,453
2,500,000	Ridgecrest, CA Redevel. Agency (Ridgecrest Redevel.)[1]	6.250		06/30/2037	2,860,100
10,530,000	Rio Hondo, CA Community College District	0.000	[4]	08/01/2042	7,199,572
3,000,000	Rio Vista, CA Community Facilities District Special Tax No. 2004-1	5.850		09/01/2035	3,028,200
14,645,000	River Islands, CA Public Financing Authority	5.200		09/01/2037	11,250,143
100,000	River Islands, CA Public Financing Authority	6.000		09/01/2027	78,797
25,000	River Islands, CA Public Financing Authority	6.000		09/01/2035	18,927
700,000	Riverbank, CA Redevel. Agency (Riverbank Reinvestment)	5.000		08/01/2032	254,562
6,585,000	Riverside County, CA Community Facilities District (Scott Road)	7.250		09/01/2038	6,803,556
25,000	Riverside County, CA Community Facilities District Special Tax	5.600		09/01/2019	25,498

17	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$ 1,600,000	Riverside County, CA Palm Desert Financing Authority[1]	6.000%		05/01/2022	$1,857,456
3,000,000	Riverside County, CA Redevel. Agency (Desert Communities)[1]	6.000		10/01/2037	3,007,290
1,000,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	0.000	[4]	10/01/2027	689,620
1,000,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	0.000	[4]	10/01/2031	700,270
1,325,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	6.500		10/01/2025	1,500,125
1,200,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	6.750		10/01/2030	1,366,200
1,000,000	Riverside, CA Improvement Bond Act 1915 (Hunter Park Assessment District)	5.200		09/02/2036	1,011,460
1,000,000	Riverside, CA Special Tax Community Facilities District No. 92-1, Series A	5.300		09/01/2034	1,004,880
1,385,000	Riverside, CA Unified School District Special Tax Community Facilities District No. 12	8.500		09/01/2038	1,577,861
25,000	Romoland, CA School District Special Tax	5.250		09/01/2035	25,207
1,975,000	Romoland, CA School District Special Tax	5.375		09/01/2038	1,975,099
1,250,000	Romoland, CA School District Special Tax Community Facilities District 2006-1	6.000		09/01/2041	1,291,250
2,250,000	Romoland, CA School District Special Tax Community Facilities District 91-18	6.000		09/01/2037	2,324,093
1,210,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	6.125		09/01/2034	1,250,087
1,000,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	6.250		09/01/2041	1,033,060
1,000,000	Ross Valley, CA School District[1]	5.500		08/01/2041	1,163,900
1,200,000	Sacramento County, CA Hsg. Authority (Vintage Willow Creek Senior Apartments)	5.250		06/01/2027	1,206,828
3,190,000	Sacramento, CA City Financing Authority (North Natomas Community Facilities District No. 2)	6.250		09/01/2023	3,254,406
55,000	Sacramento, CA Health Facility (Center for Aids Research Education & Services)[1]	5.300		01/01/2024	55,083
15,000	Sacramento, CA Special Tax (North Natomas Community Facilities)	6.000		09/01/2033	15,372
1,000,000	Sacramento, CA Unified School District[1]	5.125		07/01/2029	1,032,830
100,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500		12/01/2020	100,210
1,375,000	San Bernardino, CA Joint Powers Financing Authority (Central City)	5.750		07/01/2020	1,404,769
1,200,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500		09/01/2020	1,154,208
20,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500		09/01/2024	18,957
1,850,000	San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)	6.625		04/01/2026	1,880,655
1,410,000	San Bernardino, CA Mountains Community Hospital District COP	5.000		02/01/2027	1,355,673

18	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

Principal Amount		Coupon	Maturity	Value
California Continued
$ 3,235,000	San Bernardino, CA Mountains Community Hospital District COP	5.000%	02/01/2037	$2,931,234
3,000,000	San Buenaventura, CA Community Memorial Health Systems[1]	8.000	12/01/2031	3,871,770
875,000	San Diego County, CA COP[1]	5.600	07/01/2038	900,996
6,645,000	San Diego County, CA Redevel. Agency (Gillespie Field)	5.750	12/01/2032	6,333,084
12,335,000	San Diego, CA Community College District[2]	5.000	05/01/2030	13,765,329
4,695,000	San Diego, CA Hsg. Authority (Island Village Apartments)[1]	5.650	07/01/2034	4,889,420
3,000,000	San Diego, CA Hsg. Authority (Sorrento Tower Apartments)[1]	5.000	05/01/2029	3,264,630
20,000	San Diego, CA Improvement Bond Act 1915	6.200	09/02/2033	20,031
5,880,000	San Diego, CA Public Facilities Financing Authority[1]	5.250	08/01/2027	7,079,226
1,000,000	San Diego, CA Public Facilities Financing Authority (Ballpark)[1]	5.250	02/15/2032	1,086,300
10,000,000	San Diego, CA Regional Building Authority (County Operations Center & Annex)[2]	5.375	02/01/2036	11,304,300
7,000,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2028	7,985,180
1,000,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2031	1,130,270
1,000,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2032	1,124,220
15,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2024	15,020
2,000,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.500	08/01/2039	2,327,100
400,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.750	08/01/2033	480,200
500,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	7.000	08/01/2033	582,685
1,500,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay South Redevel.)[1]	6.625	08/01/2039	1,664,670
500,000	San Francisco, CA City & County Redevel. Financing Authority (San Francisco Redevel.)[1]	6.500	08/01/2032	577,905
545,000	San Francisco, CA City & County Redevel. Financing Authority (San Francisco Redevel.)[1]	6.625	08/01/2039	638,168
1,090,000	San Gorgonio, CA Memorial Health Care District[1]	6.750	08/01/2022	1,291,432
1,040,000	San Gorgonio, CA Memorial Health Care District[1]	6.750	08/01/2023	1,225,515
6,500,000	San Gorgonio, CA Memorial Healthcare[1]	7.100	08/01/2033	7,679,100
6,490,000	San Jacinto, CA Financing Authority, Tranche A	6.600	09/01/2033	5,687,382
6,345,000	San Jacinto, CA Financing Authority, Tranche B	6.600	09/01/2033	5,560,314
6,510,000	San Jacinto, CA Financing Authority, Tranche C	6.600	09/01/2033	5,692,865
500,000	San Jacinto, CA Unified School District Special Tax	5.100	09/01/2036	353,155
250,000	San Jacinto, CA Unified School District Special Tax	5.750	09/01/2040	258,048
1,000,000	San Jose, CA Airport[1]	5.000	03/01/2025	1,124,480
20,000	San Jose, CA Airport[1]	5.000	03/01/2031	20,059

19	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

Principal Amount		Coupon	Maturity	Value
California Continued
$ 5,250,000	San Jose, CA Airport[1]	6.250%	03/01/2034	$6,321,263
875,000	San Jose, CA Finance Authority (Civic Center)[1]	5.000	06/01/2032	877,835
35,000	San Jose, CA Improvement Bond Act 1915	5.875	09/02/2023	36,160
3,150,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)[1]	6.200	01/01/2041	3,152,835
70,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2015	74,413
305,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2018	317,938
125,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2020	128,776
160,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2025	162,368
145,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2026	146,770
945,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2026	965,752
230,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2027	232,749
55,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2028	55,587
2,000,000	San Jose, CA Redevel. Agency[1]	5.850	08/01/2027	2,011,260
535,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2016	550,799
170,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2019	172,933
1,235,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2021	1,256,304
795,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2022	808,038
100,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2023	101,129
220,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2024	223,795
2,315,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2025	2,361,856
300,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2027	301,008
200,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2032	203,024
25,000	San Jose, CA Special Tax Community Facilities District No. 9 (Bailey Highway 101)	6.600	09/01/2027	25,308
1,000,000	San Marcos, CA Financing Authority Special Tax	5.000	09/01/2036	1,037,710
10,000,000	San Marcos, CA Unified School District[2]	5.250	08/01/2031	11,762,700
10,000,000	San Mateo, CA Union High School District[2]	5.000	09/01/2042	11,362,700
550,000	Santa Ana, CA Unified School District Special Tax	5.100	09/01/2035	502,216
1,000,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	5.850	08/01/2031	1,002,450
2,060,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	6.000	08/01/2041	2,064,120
3,000,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.750	06/01/2026	3,361,470
50,000	Santa Clarita, CA Community Facilities District Special Tax	5.850	11/15/2032	50,104

20	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

Principal Amount		Coupon		Maturity	Value
California Continued
$ 8,395,000	Santa Cruz County, CA Redevel. Agency (Live Oak/Soquel Community)[1]	7.000%		09/01/2036	$9,967,216
1,750,000	Santa Monica, CA Redevel. Agency Tax Allocation (Earthquake Recovery Redevel.)[1]	5.875		07/01/2036	2,080,628
2,600,000	Santa Monica, CA Redevel. Agency Tax Allocation (Earthquake Recovery Redevel.)[1]	5.875		07/01/2042	3,080,480
805,000	Saugus, CA Union School District	6.750		09/01/2034	832,893
2,715,000	Saugus, CA Union School District	7.000		09/01/2041	2,809,971
3,855,000	Saugus, CA Union School District Community Facilities District No. 2006	11.625		09/01/2038	4,627,658
1,645,000	Saugus, CA Union School District Community Facilities District No. 2006	11.625		09/01/2038	1,974,707
415,000	Saugus, CA Union School District Special Tax	5.125		09/01/2031	427,811
200,000	Saugus, CA Union School District Special Tax	5.125		09/01/2032	205,984
2,000,000	Saugus, CA Union School District Special Tax	5.375		09/01/2042	2,054,420
10,000	Seaside, CA Redevel. Agency Tax Allocation[1]	5.375		08/01/2033	10,082
2,500,000	Sequoia, CA Unified High School District[1]	5.875		07/01/2036	3,093,250
5,000,000	Sequoia, CA Unified High School District[1]	6.000		07/01/2043	6,221,300
1,090,000	Shafter, CA Community Devel. Agency Tax Allocation	5.400		11/01/2026	1,087,035
3,335,000	Shafter, CA Community Devel. Agency Tax Allocation	5.450		11/01/2036	3,154,276
1,720,000	Signal Hill, CA Redevel. Agency Tax Allocation	7.000		10/01/2026	1,915,134
620,000	Soledad, CA Redevel. Agency (Soledad Redevel.)[1]	5.350		12/01/2028	620,043
5,000	Sonoma County, CA Community Redevel. Agency (Roseland)[1]	7.900		08/01/2013	5,070
2,000,000	South Bayside, CA Waste Management Authority (Shoreway Environmental)[1]	6.000		09/01/2036	2,232,540
4,500,000	Southern CA Metropolitan Water District[1]	5.000		07/01/2035	5,173,605
2,085,000	Southern CA Public Power Authority[1]	5.000		11/01/2033	2,243,627
470,000	Southern CA Public Power Authority	5.250		11/01/2022	521,136
50,000	Southern CA Public Power Authority	5.250		11/01/2023	55,883
250,000	Southern CA Public Power Authority	5.250		11/01/2026	281,078
205,000	Southern CA Public Power Authority Natural Gas	5.000		11/01/2028	220,562
165,000	Southern CA Public Power Authority Natural Gas	5.000		11/01/2029	177,017
2,255,000	Southern CA Public Power Authority Natural Gas	5.250		11/01/2027	2,506,793
4,000,000	Southern CA Tobacco Securitization Authority[1]	5.125		06/01/2046	3,303,680
97,775,000	Southern CA Tobacco Securitization Authority	7.100	[3]	06/01/2046	2,415,043
12,475,000	Southern CA Tobacco Securitization Authority (TASC)[1]	5.000		06/01/2037	10,681,844
2,000,000	Stockton, CA Community Facilities District (Arch Road East No. 99-02)	5.875		09/01/2037	2,044,360
75,000	Stockton, CA Public Financing Authority (Parking)[1]	5.125		09/01/2030	67,262
1,000,000	Stockton, CA Public Financing Authority, Series A1	5.250		09/01/2037	727,680
2,380,000	Stockton, CA Redevel. Agency (Stockton Events Center Arena)[1]	5.000		09/01/2036	1,980,231
10,000	Suisun City, CA Public Financing Authority (Suisun City Redevel.)[1]	5.200		10/01/2028	10,007
55,000	Susanville, CA Public Financing Authority	7.750		09/01/2017	55,254

21	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

Principal Amount		Coupon	Maturity	Value
California Continued
$ 1,000,000	Susanville, CA Public Financing Authority (Utility Enterprises)[1]	5.500%	06/01/2030	$1,065,590
100,000	Temecula Valley, CA Unified School District Community Facilities District No. 2005-1	5.000	09/01/2036	100,965
20,000	Temecula, CA Public Financing Authority Community Facilities District (Harveston)	5.100	09/01/2036	19,620
990,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	4.900	09/01/2013	952,558
165,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	5.000	09/01/2014	151,676
740,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	5.050	09/01/2015	651,156
805,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	5.100	09/01/2016	679,187
8,000,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	5.450	09/01/2026	5,893,200
13,790,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	5.500	09/01/2036	9,457,596
4,260,000	Trinity County, CA COP	8.500	01/15/2026	4,245,729
50,000	Truckee-Donner, CA Public Utility District Special Tax	6.100	09/01/2033	50,411
500,000	Tulare, CA Health Care District[1]	6.500	08/01/2026	605,675
630,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[1]	5.000	10/15/2017	689,800
2,590,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[1]	5.000	10/15/2022	2,709,839
305,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[1]	5.125	10/15/2027	312,384
2,500,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[1]	5.125	10/15/2037	2,503,175
425,000	Turlock, CA Public Financing Authority[1]	5.450	09/01/2024	425,557
1,500,000	Tustin, CA Unified School District[1]	6.000	08/01/2036	1,886,730
500,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[1]	7.400	09/01/2032	591,865
415,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[1]	7.400	09/01/2032	491,248
35,000	Union City, CA Special Tax Community Facilities District No. 1997-1	5.800	09/01/2028	35,039
2,480,000	University of California[1]	5.000	05/15/2027	2,568,858
15,000,000	University of California[1]	5.000	05/15/2033	15,483,450
1,000,000	University of California (UCLA Health System)	5.250	05/15/2030	1,033,870
60,000	Upland, CA Community Facilities District Special Tax (Colonies at San Antonio)	6.000	09/01/2024	62,723
95,000	Vacaville, CA Public Financing Authority[1]	5.400	09/01/2022	95,174
50,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)	6.000	09/01/2033	50,128
750,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.050	12/01/2026	729,495
1,595,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.150	12/01/2031	1,544,104

22	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

Principal Amount		Coupon	Maturity	Value
California Continued
$ 1,000,000	Vernon, CA Electric System[1]	5.000%	08/01/2030	$1,092,690
1,000,000	Vernon, CA Electric System[1]	5.125	08/01/2033	1,088,340
3,000,000	Vernon, CA Electric System[1]	5.500	08/01/2041	3,309,180
500,000	Victorville, CA Special Tax Community Facilities District 07-01	5.350	09/01/2042	515,815
50,000	Watsonville, CA Redevel. Agency Tax Allocation (Watsonville 2000 Redevel.)[1]	5.000	09/01/2024	50,999
1,000,000	West Fresno, CA Elementary School District[1]	6.600	05/01/2035	1,242,840
1,500,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.500	09/01/2042	1,733,670
50,000	West Kern, CA Water District[1]	4.500	06/01/2025	52,006
145,000	West Patterson, CA Financing Authority Special Tax	6.100	09/01/2032	145,657
1,000,000	Westlands, CA Water District[1]	5.000	09/01/2032	1,130,510
500,000	Westlands, CA Water District[1]	5.000	09/01/2034	562,140
1,000,000	Westside, CA Union School District	5.250	09/01/2036	1,007,860
2,300,000	Woodland, CA Finance Authority[1]	6.000	03/01/2036	2,677,131
1,500,000	Woodland, CA Finance Authority[1]	6.000	03/01/2041	1,740,120
10,000	Woodland, CA Special Tax Community Facilities District No. 1	6.000	09/01/2028	10,156
3,495,000	Yuba City, CA Redevel. Agency	5.250	09/01/2039	3,425,729

				1,727,411,848
U.S. Possessions–7.1%
3,000,000	Guam Government Business Privilege[1]	5.125	01/01/2042	3,343,200
250,000	Guam Power Authority, Series A1	5.000	10/01/2023	290,513
320,000	Guam Power Authority, Series A1	5.000	10/01/2024	367,578
570,000	Guam Power Authority, Series A1	5.000	10/01/2030	639,831
570,000	Guam Power Authority, Series A1	5.000	10/01/2034	618,353
2,870,000	Northern Mariana Islands Ports Authority, Series A1	5.500	03/15/2031	2,597,321
1,585,000	Northern Mariana Islands Ports Authority, Series A1	6.250	03/15/2028	1,208,880
14,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.750	07/01/2037	14,713,860
3,700,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.125	07/01/2024	4,248,081
1,000,000	Puerto Rico Commonwealth GO1	5.500	07/01/2021	1,098,520
6,400,000	Puerto Rico Commonwealth GO1	5.500	07/01/2039	6,620,160
1,100,000	Puerto Rico Commonwealth GO1	6.000	07/01/2039	1,160,665
1,000,000	Puerto Rico Commonwealth GO1	6.500	07/01/2037	1,110,070
1,000,000	Puerto Rico Commonwealth GO1	6.500	07/01/2040	1,129,510
5,000,000	Puerto Rico Electric Power Authority, Series A1	5.000	07/01/2029	5,160,250
5,000,000	Puerto Rico Electric Power Authority, Series A1	5.000	07/01/2042	5,016,800
1,220,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500	10/01/2037	1,286,344
250,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2027	255,073
170,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.125	04/01/2032	172,851
225,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375	04/01/2042	228,731
6,055,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	6,079,099
5,055,000	Puerto Rico Public Buildings Authority[1]	6.750	07/01/2036	5,995,938
15,000,000	Puerto Rico Public Finance Corp., Series B1	5.500	08/01/2031	15,725,400

23	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

Principal Amount		Coupon	Maturity	Value
U.S. Possessions Continued
$ 5,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500%	08/01/2037	$5,368,350
3,995,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500	08/01/2042	4,268,817
10,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.750	08/01/2037	11,059,800
17,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500	08/01/2044	19,968,671
840,000	V.I. Public Finance Authority (Matching Fund Loan Notes)[1]	5.000	10/01/2032	911,400

				120,644,066
Total Investments, at Value (Cost $1,849,440,451)-108.2%				1,848,055,914
Liabilities in Excess of Other Assets-(8.2)				(140,513,942)

Net Assets-100.0%				$1,707,541,972

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.
3.	Zero coupon bond reflects effective yield on the date of purchase.
4.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
5.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
CDA	Communities Devel. Authority
COP	Certificates of Participation

24	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

DRIVERS	Derivative Inverse Tax Exempt Receipts
GO	General Obligation
HFA	Housing Finance Agency
IDA	Industrial Devel. Agency
INSD	Insured
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
M–S–R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCEAA	Orange County Educational Arts Academy
ROLs	Residual Option Longs
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
TASC	Tobacco Settlement Asset-Backed Bonds
UCLA	University of California at Los Angeles
V.I.	United States Virgin Islands

Notes to Statement of Investments

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

25	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse

26	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the

27	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of October 31, 2012, the Fund’s maximum exposure under such agreements is estimated at $68,690,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At October 31, 2012, municipal bond holdings with a value of $305,826,818 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $154,480,000 in short-term floating rate securities issued and outstanding at that date.

At October 31, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate [2]	Maturity Date	Value
$2,500,000	Anaheim, CA Public Financing Authority ROLs[3]	15.800%	10/1/39	$3,885,600
5,000,000	Bay Area, CA Toll Authority ROLs	8.696	4/1/43	6,521,700
5,000,000	Bay Area, CA Toll Authority (San Francisco Bay Area) ROLs[3]	8.914	4/1/44	6,658,000
5,000,000	CA Dept. of Water Resources (Center Valley) ROLs[3]	8.310	12/1/35	7,183,500
7,110,000	CA Health Facilities Financing Authority (Providence Health & Service/Provident Health System–Oregon Obligated Group)	8.655	10/1/39	9,166,425
2,840,000	Citrus, CA Community College District DRIVERS	16.256	6/1/31	4,675,776
7,500,000	East Bay, CA Municipal Utility District (Water System) ROLs[3]	7.874	6/1/36	10,024,800
5,000,000	Foothill, CA De Anza Community College District	7.874	8/1/40	6,574,500
1,290,000	Grossmont, CA Union High School District ROLs[3]	16.536	8/1/30	2,219,471
1,225,000	Grossmont, CA Union High School District ROLs[3]	16.565	8/1/31	2,054,668
5,000,000	Grossmont, CA Union High School District ROLs[3]	8.746	8/1/45	6,818,300
7,500,000	Los Angeles, CA Community College District ROLs[3]	7.824	8/1/33	9,706,650

28	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

2,500,000	Los Angeles, CA Community College District ROLs[3]	18.444	8/1/33	5,147,100
4,735,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	11.786	5/15/24	6,444,714
3,335,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	12.102	5/15/26	4,563,014
3,665,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	12.113	5/15/27	4,996,714
3,365,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	12.108	5/15/28	4,566,305
3,405,000	Los Angeles, CA Dept. of Airports ROLs	12.282	5/15/25	4,681,058
1,500,000	Los Angeles, CA Dept. of Water & Power DRIVERS	8.432	7/1/34	2,026,500
6,000,000	Los Angeles, CA Dept. of Water & Power DRIVERS	8.432	7/1/38	8,000,880
8,150,000	Los Angeles, CA Harbor Dept. DRIVERS	8.223	8/1/34	10,901,114
6,170,000	San Diego, CA Community College District ROLs[3]	7.871	5/1/30	7,600,329
2,500,000	San Diego, CA Regional Building Authority (County Operations Center & Annex) DRIVERS	16.002	2/1/36	3,804,300
5,000,000	San Marcos, CA Unified School District ROLs[3]	8.310	8/1/31	6,762,700
5,000,000	San Mateo, CA Union High School District ROLs[3]	7.874	9/1/42	6,362,700

				$151,346,818

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $154,480,000 as of October 31, 2012.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of October 31, 2012 is as follows:

Cost	$3,935,820
Market Value	$1,372,334
Market Value as a % of Net Assets	0.08%

29	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not

30	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are

31	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

32	Oppenheimer California Municipal Fund

Oppenheimer California Municipal Fund

STATEMENT OF INVESTMENTS October 31, 2012

(Unaudited)

The table below categorizes amounts as of October 31, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$1,727,411,848	$—	$1,727,411,848
U.S. Possessions	—	120,644,066	—	120,644,066

Total Assets	$—	$1,848,055,914	$—	$1,848,055,914

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,698,583,297 [1]

Gross unrealized appreciation	$150,634,818
Gross unrealized depreciation	(153,118,250)

Net unrealized depreciation	$(2,483,432)

1.	The Federal tax cost of securities does not include cost of $151,956,049, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

33	Oppenheimer California Municipal Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer California Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 12/11/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 12/11/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 12/11/2012